CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive loss, tax provision	$ 59	$ 0	$ 150	$ 0	$ 450
Net pension gain (loss), tax provision (benefit)						$ (537)	$ (924)	$ (1,828)
Amortization of deferred pension plan amounts, tax provision						583	584	345
Net pension plans settlement and curtailment gain (loss), tax provision (benefit)						32	(8)	28
Benefit plans, prior service costs, tax						0	0	(55)
Noble Finance Company
Net changes in pension and other postretirement plan assets and benefit obligations recognized in other comprehensive loss, tax provision	$ 59	$ 0	$ 150	$ 0	$ 450
Net pension gain (loss), tax provision (benefit)						(537)	(924)	(1,828)
Amortization of deferred pension plan amounts, tax provision						583	584	345
Net pension plans settlement and curtailment gain (loss), tax provision (benefit)						32	(8)	28
Benefit plans, prior service costs, tax						$ 0	$ 0	$ (55)